Group statement of changes in equity - USD ($) $ in Millions		Total		Share capital and capital reserves	Treasury shares	Foreign currency translation reserve	Fair value reserves	Profit and loss account		BP shareholders’ equity		Non- controlling interests
Equity outstanding, beginning of period at Dec. 31, 2015	[1]	$ 98,387		$ 43,902	$ (19,964)	$ (7,267)	$ (823)	$ 81,368		$ 97,216		$ 1,171
Profit (loss) for the year	[1]	172	[2]					115		115		57
Other comprehensive income	[1]	(988)	[2]			389	(330)	(1,020)		(961)		(27)
Total comprehensive income	[1]	(816)	[2]			389	(330)	(905)		(846)		30
Dividends		(4,718)	[1],[3]	0				(4,611)	[1],[3]	(4,611)	[1],[3]	(107)	[1],[3]
Share-based payments, net of tax	[1]	2,991		2,220	1,521			(750)		2,991
Share of equity-accounted entities’ changes in equity, net of tax	[1]	106						106		106
Transactions involving non-controlling interests, net of tax	[1]	893						430		430		463
Equity outstanding, end of period at Dec. 31, 2016	[1]	96,843		46,122	(18,443)	(6,878)	(1,153)	75,638		95,286		1,557
Profit (loss) for the year	[1]	3,468	[2]					3,389		3,389		79
Other comprehensive income	[1]	5,016	[2]			1,722	410	2,832		4,964		52
Total comprehensive income	[1]	8,484	[2]			1,722	410	6,221		8,353		131
Dividends		(6,294)	[1],[3]	0				(6,153)	[1],[3]	(6,153)	[1],[3]	(141)	[1],[3]
Repurchase of ordinary share capital		(343)	[1]	0				(343)	[1]	(343)	[1]
Share-based payments, net of tax	[1]	687			1,485			(798)		687
Share of equity-accounted entities’ changes in equity, net of tax	[1]	215						215		215
Transactions involving non-controlling interests, net of tax	[1]	812						446		446		366
Equity outstanding, end of period at Dec. 31, 2017	[1]	100,404		46,122	(16,958)	(5,156)	(743)	75,226		98,491		1,913
Profit (loss) for the year	[1]	9,578	[2]					9,383		9,383		195
Other comprehensive income	[1]	(1,980)	[2]			(3,746)	(216)	2,023		(1,939)		(41)
Total comprehensive income	[1]	7,598	[2]			(3,746)	(216)	11,406		7,444		154
Dividends		(6,869)	[1],[3]	0				(6,699)	[1],[3]	(6,699)	[1],[3]	(170)	[1],[3]
Cash flow hedges transferred to the balance sheet, net of tax		26					26			26
Repurchase of ordinary share capital		(355)	[1]	0				(355)	[1]	(355)	[1]
Share-based payments, net of tax	[1]	703		230	1,191			(718)		703
Share of equity-accounted entities’ changes in equity, net of tax	[1]	14						14		14
Transactions involving non-controlling interests, net of tax	[1]	207						0		0		207
Equity outstanding, end of period at Dec. 31, 2018	[1]	$ 101,548		$ 46,352	$ (15,767)	$ (8,902)	$ (987)	$ 78,748		$ 99,444		$ 2,104

[1]	See Note 32 for further information.
[2]	See Note 32 for further information.
[3]	See Note 10 for further information.